CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income	$ 43,923,997	$ 13,047,584	$ 16,649,176
Adjustments to reconcile net income to net cash provided by operating activities:
Long-lived assets impairment	198,689	1,622,588
Share-based compensation	2,702,089	3,687,951	1,792,819
Inventory write-down		62,422	175,568
Provision of allowance for doubtful accounts	(1,053,041)	(2,026,567)	(3,823,744)
Depreciation of property, plant and equipment	33,822,082	31,361,026	28,007,943
Loss on disposal of Property Plant and Equipment	181,028	166,283	314,728
Deferred tax assets	445	(626,965)
Changes in operating assets and liabilities:
Accounts receivable	14,890,598	(10,399,283)	4,775,333
Note receivables	(2,634,860)	36,898,166	(34,702,180)
Prepaid expenses and other current assets	3,415,637	30,465	10,217,835
Advances to suppliers	(761,045)	264,361	(513,373)
Inventories	(2,258,281)	(1,622,269)	484,562
Amount due from related parties	(1,318,195)	5,481,362	2,193,604
Prepaid land use rights	557,162	595,716	623,413
Other non-current assets		161,657	229,688
Accounts payable	2,386,015	1,452,811	(475,966)
Note payables	(1,403,994)	(14,733,475)	31,992,814
Accrued expenses and other current liabilities	260,879	59,045	1,677,622
Income tax payable	4,420,313	940,732
Advances from customers	(134,155)	(2,051,000)	(13,813,120)
Amount due to related parties	1,815,307	2,178,445	(453,075)
Deferred government subsidies	(338,733)	(124,842)	266,082
Net cash provided by operating activities	98,671,937	66,426,213	45,619,729
Investing activities:
Purchases of property, plant and equipment	(67,477,008)	(81,364,037)	(77,028,755)
(Decrease)/Increase in restricted cash	1,935,536	2,121,603	(13,560,277)
Proceeds from disposition of Nanjing Daqo		5,110,085
Investment accounted for under the cost-method	(581,581)
Net cash used in investing activities	(66,123,053)	(74,132,349)	(90,589,032)
Financing activities:
Proceeds from related parties loans	126,400,842	245,957,818	275,134,122
Repayment of related parties loans	(148,463,137)	(276,575,346)	(275,088,560)
Proceeds from bank borrowings	106,986,666	237,031,976	176,114,553
Repayment of bank borrowings	(116,255,480)	(220,611,404)	(186,549,888)
Purchase and retirement of treasury shares		(1,350,164)
Proceeds from options exercised	1,051,586	275,783	37,080
Proceeds from follow-on equity offering		30,030,000	58,000,000
Insurance cost for follow-on equity offering		(2,033,041)	(3,375,553)
Capital injection from noncontrolling shareholders		2,516,457
Net cash provided by (used in) financing activities	(30,279,523)	15,242,079	44,271,754
Effect of exchange rate changes on cash and cash equivalents	(771,894)	(114,415)	(65,052)
Net increase (decrease) in cash and cash equivalents	1,497,467	7,421,528	(762,601)
Cash and cash equivalents at the beginning of the year	14,490,011	7,068,483	7,831,084
Cash and cash equivalents at the end of the year	15,987,478	14,490,011	7,068,483
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	14,215,745	13,284,899	17,771,457
Income taxes paid	2,998,658	2,726,825
Supplemental schedule of non-cash investing activities:
Accrued purchases of property, plant and equipment	65,625,603	52,786,103	85,640,643
Purchases of property, plant and equipment included in amounts due to related parties	$ 3,351,004	$ 262,974	$ 5,651,053